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                                                             ULTRA VARIABLE LIFE
[MUTUAL OF OMAHA LOGO]  COMPANION          ULTRANNUITY SERIES V VARIABLE ANNUITY
                       OF NEW YORK
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                         SUPPLEMENT DATED JUNE 17, 2005,
                         TO PROSPECTUS DATED MAY 1, 2005

   IMPORTANT INFORMATION ABOUT THE SCUDDER VIT EAFE(R) EQUITY INDEX SUBACCOUNT

The purpose of this Supplement is to advise you that the Board of the Scudder VIT EAFE(R) Equity Index Fund (the "Fund") has approved the liquidation and termination of the Fund effective on or about July 25, 2005 (the "Liquidation Date"). Effective on the Liquidation Date, you may not allocate any additional purchase payments or transfer Accumulation Value to the Scudder VIT EAFE(R) Equity Index Subaccount, which invests in the Fund.

As a result of the upcoming liquidation, if you have allocated Accumulation Value to the Scudder VIT EAFE(R) Equity Index Subaccount, you may want to consider transferring your Accumulation Value to one of the other Subaccounts prior to the Liquidation Date. If no such transfer is made by the close of business on that date, your Accumulation Value allocated to the Scudder VIT EAFE(R) Equity Index Subaccount will be automatically allocated to the Federated Prime Money Fund II Subaccount, effective on the Liquidation Date.

You should also consider that, effective on the Liquidation Date, any instructions regarding allocation of future purchase payments and allocations under a systematic transfer enrollment program, dollar cost averaging program, asset allocation program, rebalancing program, and/or systematic withdrawal plan will automatically be changed from the Scudder VIT EAFE(R) Equity Index Subaccount to the Prime Money Fund II Subaccount. You may change your allocation instructions by sending us Written Notice (and you may also change instructions regarding allocation of future purchase payments by authorized telephone transaction). Any change in allocation instructions will apply only after we receive your Written Notice (or authorized telephone transaction if available).

The Prospectus is modified effective on the Liquidation Date by deleting the reference under "Variable Investment Options" to the Scudder Investments VIT Funds - Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A. The remaining available Subaccounts are as follows:

Alger American Growth                                       Pioneer Growth Shares VCT
Alger American Small Capitalization                         Pioneer Mid-Cap Value VCT
Federated Fund for U.S. Government Securities II            Pioneer Real Estate Shares VCT
Federated Prime Money Fund II                               Pioneer Small Cap Value VCT
Fidelity VIP Contrafund                                     Scudder VS1 Global Discovery
Fidelity VIP Equity-Income                                  Scudder VS1 Growth and Income
Fidelity VIP Asset Manager Growth                           Scudder VS1 International
Fidelity VIP Index 500                                      Scudder VIT Small Cap Index
Fidelity VIP Mid Cap                                        T. Rowe Price International Stock
MFS Capital Opportunities                                   T. Rowe Price Limited-Term Bond
MFS Emerging Growth                                         T. Rowe Price New America Growth
MFS High Income                                             T. Rowe Price Personal Strategy Balanced
MFS Research                                                T. Rowe Price Equity Income
MFS Strategic Income                                        Van Kampen UIF Emerging Markets Equity
Pioneer Equity Income VCT                                   Van Kampen UIF Core Plus Fixed Income
Pioneer Fund VCT

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

           COMPANION LIFE INSURANCE COMPANY, VARIABLE PRODUCT SERVICES

   MAILING ADDRESS: P.O. BOX 750497, TOPEKA, KANSAS 66675-0497 1-800-494-0067


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July 11, 2005


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549



Subj: Ultra Variable Life - File Nos.:  333-41172 and 811-10163
      Ultrannuity Series V Variable Annuity - File Nos.: 033-98062 and 811-08814


Dear Sir or Madam:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, attached for electronic filing is a supplement dated June 17, 2005 to the Ultra Variable Life and the Ultrannuity Series V Variable Annuity Prospectuses. The prospectuses are supplemented to reflect the liquidation and termination of the Scudder VIT EAFE(R) Equity Index Fund (the "Fund") on or about July 25, 2005, and the automatic transfer of Accumulation Value allocated to the Scudder VIT EAFE(R) Equity Index Subaccount to the Federated Prime Money Fund II Subaccount upon liquidation of the Fund.

Other forms of the Prospectuses were filed as part of Post-Effective Amendment Number 6 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to the Registration Statement for Ultra Variable Life and Post-Effective Amendment Number 12 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 to the Registration Statement for Ultrannuity Series V Variable Annuity, both of which became effective on May 1, 2004.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,



Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance and
  Annuity Company of New York, Administrator for
Companion Life Insurance Company